Quarterly Holdings Report
for
Fidelity® Series High Income Fund
January 31, 2022
FSH-NPRT3-0422
1.924276.110
Corporate Bonds - 89.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.2%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	3,506,000	3,357,646
3.375% 8/15/26	5,466,000	5,087,696
		8,445,342
Energy - 0.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,028,327	6,368,947
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,175,827	4,080,120
		10,449,067
TOTAL CONVERTIBLE BONDS		18,894,409
Nonconvertible Bonds - 88.2%
Aerospace - 4.8%
Allegheny Technologies, Inc.:
4.875% 10/1/29	2,995,000	2,940,581
5.875% 12/1/27	12,645,000	12,886,203
Bombardier, Inc.:
6% 2/15/28 (d)	3,555,000	3,441,667
7.125% 6/15/26 (d)	4,575,000	4,652,409
7.5% 3/15/25 (d)	5,962,000	6,036,525
7.875% 4/15/27 (d)	11,768,000	11,882,503
BWX Technologies, Inc. 4.125% 6/30/28 (d)	4,397,000	4,336,541
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	1,920,000	1,824,000
4.625% 3/1/28 (d)	3,880,000	3,722,162
Moog, Inc. 4.25% 12/15/27 (d)	3,715,000	3,728,188
TransDigm, Inc.:
4.625% 1/15/29	5,485,000	5,208,885
5.5% 11/15/27	16,920,000	17,004,600
7.5% 3/15/27	1,455,000	1,509,839
		79,174,103
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	2,715,000	2,571,241
3.815% 11/2/27	1,640,000	1,637,130
		4,208,371
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	970,000	950,969
Broadcasting - 1.3%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	9,005,000	4,164,813
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)	3,880,000	3,653,408
5.5% 3/1/30 (d)	1,670,000	1,544,834
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	1,345,000	1,289,586
4% 7/15/28 (d)	2,755,000	2,665,463
4.125% 7/1/30 (d)	845,000	805,057
Tegna, Inc.:
4.625% 3/15/28	1,895,000	1,857,100
5% 9/15/29	725,000	713,516
Univision Communications, Inc.:
4.5% 5/1/29 (d)	2,170,000	2,149,255
6.625% 6/1/27 (d)	3,080,000	3,248,984
		22,092,016
Building Materials - 0.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	6,029,000	6,072,228
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	2,210,000	2,163,590
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,335,000	1,290,364
6% 12/1/29 (d)	1,230,000	1,194,711
		10,720,893
Cable/Satellite TV - 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	3,680,000	3,510,646
4.5% 8/15/30 (d)	2,885,000	2,812,875
4.5% 5/1/32	5,935,000	5,719,856
4.5% 6/1/33 (d)	3,195,000	3,038,765
4.75% 3/1/30 (d)	4,755,000	4,718,363
CSC Holdings LLC:
4.125% 12/1/30 (d)	2,050,000	1,876,140
4.625% 12/1/30 (d)	7,160,000	6,372,400
5.375% 2/1/28 (d)	4,690,000	4,703,789
5.75% 1/15/30 (d)	3,435,000	3,236,732
7.5% 4/1/28 (d)	4,070,000	4,207,322
Dolya Holdco 18 DAC 5% 7/15/28 (d)	1,680,000	1,583,400
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,070,000	5,843,468
6.5% 9/15/28 (d)	8,060,000	7,777,900
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	5,400,000	5,508,000
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	3,605,000	3,419,829
Ziggo BV 4.875% 1/15/30 (d)	1,705,000	1,649,588
		65,979,073
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,905,000	1,866,900
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	8,115,000	8,216,438
		10,083,338
Chemicals - 3.7%
Axalta Coating Systems LLC 3.375% 2/15/29 (d)	3,050,000	2,809,813
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	4,960,000	5,095,792
CVR Partners LP 6.125% 6/15/28 (d)	1,817,000	1,846,454
Element Solutions, Inc. 3.875% 9/1/28 (d)	2,499,000	2,399,040
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	4,830,000	4,516,050
7% 12/31/27 (d)	440,000	398,200
LSB Industries, Inc. 6.25% 10/15/28 (d)	3,280,000	3,329,200
Methanex Corp.:
5.125% 10/15/27	4,800,000	4,861,824
5.65% 12/1/44	2,847,000	2,718,885
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,900,000	1,809,750
5.25% 6/1/27 (d)	3,545,000	3,579,493
Nufarm Australia Ltd. 5% 1/27/30 (d)	2,575,000	2,562,125
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	2,030,000	1,938,569
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	1,550,000	1,553,875
The Chemours Co. LLC:
4.625% 11/15/29 (d)	1,645,000	1,566,863
5.375% 5/15/27	3,599,000	3,699,556
5.75% 11/15/28 (d)	12,755,000	12,951,172
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	3,140,000	3,030,100
		60,666,761
Consumer Products - 0.5%
Diamond BC BV 4.625% 10/1/29 (d)	3,625,000	3,398,583
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	1,425,000	1,372,175
7.875% 5/1/29 (d)	1,100,000	1,006,500
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,507,228
4.375% 4/1/30	1,090,000	1,021,210
		8,305,696
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)	160,000	158,752
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	860,000	825,600
OI European Group BV 4.75% 2/15/30 (d)	2,040,000	1,981,462
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	4,574,000	4,611,141
8.5% 8/15/27 (d)	4,080,000	4,208,112
		11,785,067
Diversified Financial Services - 2.2%
Coinbase Global, Inc. 3.375% 10/1/28 (d)	4,505,000	4,040,039
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,160,000	3,003,722
4.75% 9/15/24	2,080,000	2,109,910
5.25% 5/15/27	8,475,000	8,506,781
6.25% 5/15/26	3,535,000	3,633,980
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)	1,525,000	1,484,649
4.75% 6/15/29 (d)	2,920,000	2,857,687
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	3,109,913
3.875% 9/15/28	5,940,000	5,532,100
6.125% 3/15/24	1,100,000	1,152,250
7.125% 3/15/26	660,000	725,560
		36,156,591
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	8,065,000	8,004,513
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	1,905,000	1,776,413
5.625% 10/1/28 (d)	3,100,000	3,095,040
5.875% 10/1/30 (d)	1,610,000	1,612,946
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,540,000	3,736,470
		18,225,382
Energy - 13.6%
Apache Corp.:
4.25% 1/15/30	775,000	784,300
4.375% 10/15/28	885,000	910,842
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	2,540,000	2,425,700
Cheniere Energy Partners LP 3.25% 1/31/32 (d)	1,745,000	1,641,312
Cheniere Energy, Inc. 4.625% 10/15/28	3,725,000	3,780,875
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	11,475,000	11,417,625
7% 6/15/25 (d)	7,970,000	8,029,775
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	1,640,000	1,666,650
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	4,250,000	4,223,863
6.75% 3/1/29 (d)	4,930,000	5,071,935
7.5% 5/15/25 (d)	739,000	751,711
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	12,109,000	12,139,273
5.75% 4/1/25	5,685,000	5,727,638
6% 2/1/29 (d)	7,923,000	7,982,423
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	340,000	343,203
CVR Energy, Inc.:
5.25% 2/15/25 (d)	9,370,000	9,042,050
5.75% 2/15/28 (d)	7,100,000	6,816,000
Delek Logistics Partners LP 7.125% 6/1/28 (d)	4,755,000	4,823,948
DT Midstream, Inc. 4.125% 6/15/29 (d)	1,640,000	1,617,844
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	483,000	499,697
EnLink Midstream LLC 5.625% 1/15/28 (d)	665,000	682,756
EQM Midstream Partners LP 6.5% 7/1/27 (d)	1,412,000	1,475,540
EQT Corp.:
3.9% 10/1/27	885,000	891,000
5% 1/15/29	1,325,000	1,394,563
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	3,460,000	3,574,284
Harvest Midstream I LP 7.5% 9/1/28 (d)	3,085,000	3,212,935
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,115,000	1,075,975
5.125% 6/15/28 (d)	3,025,000	3,082,445
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	775,000	790,500
6.25% 11/1/28 (d)	775,000	804,063
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	4,665,000	4,540,025
MEG Energy Corp.:
5.875% 2/1/29 (d)	1,860,000	1,890,225
7.125% 2/1/27 (d)	1,810,000	1,885,025
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	10,580,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	12,170,000	11,378,950
6.75% 9/15/25 (d)	12,800,000	12,128,000
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	11,365,000	11,546,840
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23	2,185,000	2,129,720
Occidental Petroleum Corp.:
6.125% 1/1/31	2,315,000	2,672,089
6.45% 9/15/36	1,745,000	2,119,652
7.5% 5/1/31	6,540,000	8,079,516
7.875% 9/15/31	635,000	801,688
8.875% 7/15/30	2,170,000	2,812,689
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)	10,065,000	9,813,375
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	145,000	144,638
4.95% 7/15/29 (d)	1,730,000	1,777,575
6.875% 4/15/40 (d)	655,000	694,300
SM Energy Co.:
5.625% 6/1/25	2,035,000	2,019,738
6.5% 7/15/28	1,720,000	1,776,760
6.75% 9/15/26	475,000	479,750
Southwestern Energy Co. 4.75% 2/1/32	1,640,000	1,637,228
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,920,000	1,879,622
5.875% 3/15/28	875,000	907,209
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	1,155,000	1,156,733
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	3,875,000	3,704,500
6% 3/1/27 (d)	8,315,000	8,459,847
6% 12/31/30 (d)	3,525,000	3,366,375
6% 9/1/31 (d)	3,020,000	2,877,154
7.5% 10/1/25 (d)	365,000	383,889
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)	1,425,000	1,418,445
4.875% 2/1/31	1,870,000	1,954,150
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	1,224,922	1,177,787
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	252,500	253,762
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	676,700	666,550
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	1,010,000	979,700
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	1,345,551	1,298,457
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,135,000	2,131,242
4.125% 8/15/31 (d)	2,115,000	2,128,727
		221,752,658
Environmental - 0.8%
Madison IAQ LLC:
4.125% 6/30/28 (d)	4,080,000	3,886,200
5.875% 6/30/29 (d)	6,705,000	6,196,795
Stericycle, Inc. 3.875% 1/15/29 (d)	2,775,000	2,636,250
		12,719,245
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	10,010,000	9,451,042
4.875% 2/15/30 (d)	2,455,000	2,501,031
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,605,000	1,476,600
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	675,000	636,066
		14,064,739
Food/Beverage/Tobacco - 2.7%
C&S Group Enterprises LLC 5% 12/15/28 (d)	6,635,000	6,088,807
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	4,490,000	4,762,094
6.5% 4/15/29 (d)	4,136,000	4,492,730
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	4,660,000	4,603,637
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	965,000	905,469
5.5% 10/15/27 (d)	3,085,000	3,156,140
Post Holdings, Inc.:
4.625% 4/15/30 (d)	1,290,000	1,243,238
5.5% 12/15/29 (d)	2,445,000	2,512,849
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	5,030,000	4,801,537
TreeHouse Foods, Inc. 4% 9/1/28	2,445,000	2,286,075
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	7,285,000	6,829,688
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	820,000	797,450
4.75% 2/15/29 (d)	2,180,000	2,139,561
		44,619,275
Gaming - 2.4%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,130,000	4,191,950
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,035,000	1,948,314
6.25% 7/1/25 (d)	2,675,000	2,768,010
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	3,270,000	3,177,459
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	7,980,000	8,289,225
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	975,000	984,750
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (d)	1,610,000	1,519,438
5.75% 7/21/28 (d)	2,420,000	2,323,200
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	2,725,000	2,568,067
5.875% 9/1/31 (d)	1,295,000	1,220,447
Station Casinos LLC 4.5% 2/15/28 (d)	1,665,000	1,616,648
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	3,289,000	3,235,784
Wynn Macau Ltd.:
4.875% 10/1/24 (d)	3,137,000	2,983,601
5.5% 10/1/27 (d)	2,575,000	2,394,750
		39,221,643
Healthcare - 8.6%
180 Medical, Inc. 3.875% 10/15/29 (d)	2,565,000	2,494,463
AMN Healthcare 4% 4/15/29 (d)	3,205,000	3,180,001
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	4,360,000	4,185,600
4.625% 7/15/28 (d)	4,885,000	4,872,788
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)	2,290,000	2,170,554
5% 1/30/28 (d)	2,480,000	2,089,400
7% 1/15/28 (d)	4,015,000	3,598,444
Cano Health, Inc. 6.25% 10/1/28 (d)	2,010,000	1,929,600
Catalent Pharma Solutions 3.5% 4/1/30 (d)	4,245,000	3,974,381
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,150,000	1,109,405
4.25% 5/1/28 (d)	472,000	469,498
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	3,505,000	3,351,656
5.25% 5/15/30 (d)(f)	3,850,000	3,833,445
5.625% 3/15/27 (d)	10,035,000	10,089,289
6% 1/15/29 (d)	3,665,000	3,732,399
6.125% 4/1/30 (d)	2,885,000	2,747,111
6.875% 4/15/29 (d)	3,575,000	3,534,781
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	2,070,000	2,049,300
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)	8,715,000	8,478,735
Embecta Corp. 5% 2/15/30 (d)(f)	1,110,000	1,111,388
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	3,010,000	2,994,950
HealthEquity, Inc. 4.5% 10/1/29 (d)	5,330,000	5,210,075
Hologic, Inc.:
3.25% 2/15/29 (d)	3,405,000	3,226,238
4.625% 2/1/28 (d)	6,000	6,225
Jazz Securities DAC 4.375% 1/15/29 (d)	5,380,000	5,311,943
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)(f)	1,670,000	1,665,825
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	785,000	760,327
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	1,465,000	1,444,856
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (d)	2,975,000	2,867,008
5.25% 10/1/29 (d)	1,470,000	1,429,575
Option Care Health, Inc. 4.375% 10/31/29 (d)	3,270,000	3,186,026
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	5,435,000	5,348,149
5.125% 4/30/31 (d)	2,160,000	2,160,000
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,010,000	981,142
Radiology Partners, Inc. 9.25% 2/1/28 (d)	3,750,000	3,731,250
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	5,310,000	5,158,506
Teleflex, Inc. 4.25% 6/1/28 (d)	930,000	922,774
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	4,015,000	3,870,851
4.375% 1/15/30 (d)	5,480,000	5,280,851
4.625% 6/15/28 (d)	4,250,000	4,209,795
6.125% 10/1/28 (d)	7,860,000	7,885,702
6.25% 2/1/27 (d)	2,741,000	2,804,619
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	1,155,000	1,167,994
Vizient, Inc. 6.25% 5/15/27 (d)	385,000	394,625
		141,021,544
Homebuilders/Real Estate - 3.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	985,000	970,225
Howard Hughes Corp.:
4.125% 2/1/29 (d)	1,325,000	1,273,630
4.375% 2/1/31 (d)	1,325,000	1,260,406
Kennedy-Wilson, Inc. 4.75% 2/1/30	5,055,000	4,966,538
Railworks Holdings LP 8.25% 11/15/28 (d)	2,855,000	2,960,635
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	4,680,000	4,597,164
TopBuild Corp. 4.125% 2/15/32 (d)	3,680,000	3,565,331
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	8,545,000	8,284,121
6.5% 2/15/29 (d)	25,741,000	24,350,729
		52,228,779
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	3,710,000	3,520,530
3.75% 5/1/29 (d)	495,000	482,318
4% 5/1/31 (d)	1,790,000	1,759,140
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,785,000	1,771,077
		7,533,065
Insurance - 1.5%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	4,740,000	4,609,650
6.75% 10/15/27 (d)	14,690,000	14,519,302
AmWINS Group, Inc. 4.875% 6/30/29 (d)	4,315,000	4,223,306
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,355,000	1,259,662
		24,611,920
Leisure - 2.8%
Carnival Corp.:
4% 8/1/28 (d)	4,020,000	3,824,146
5.75% 3/1/27 (d)	6,900,000	6,624,000
6% 5/1/29 (d)	5,450,000	5,242,900
6.65% 1/15/28	300,000	298,425
7.625% 3/1/26 (d)	7,515,000	7,665,300
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	3,860,000	3,542,708
5.875% 3/15/26 (d)	890,000	847,725
NCL Finance Ltd. 6.125% 3/15/28 (d)	640,000	605,248
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,110,000	3,834,733
5.375% 7/15/27 (d)	1,535,000	1,483,424
5.5% 8/31/26 (d)	4,160,000	4,056,000
5.5% 4/1/28 (d)	4,905,000	4,759,272
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	630,000	615,825
Voc Escrow Ltd. 5% 2/15/28 (d)	1,950,000	1,892,397
		45,292,103
Metals/Mining - 0.7%
ERO Copper Corp. 6.5% 2/15/30 (d)	4,410,000	4,343,850
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	3,790,000	4,026,875
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	1,630,000	1,640,188
4.5% 9/15/27 (d)	65,000	66,579
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	860,000	846,601
		10,924,093
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)	2,845,000	2,709,863
Glatfelter Corp. 4.75% 11/15/29 (d)	1,385,000	1,395,872
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	3,450,000	3,406,875
SPA Holdings 3 OY 4.875% 2/4/28 (d)	4,520,000	4,356,376
		11,868,986
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	5,195,000	4,922,263
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	2,680,000	2,480,796
Yum! Brands, Inc. 4.625% 1/31/32	3,475,000	3,458,390
		5,939,186
Services - 6.5%
ADT Corp. 4.125% 8/1/29 (d)	4,060,000	3,818,917
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	7,215,000	7,092,994
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)	3,975,000	3,767,922
6.625% 7/15/26 (d)	620,000	636,656
APX Group, Inc. 6.75% 2/15/27 (d)	1,280,000	1,314,470
Aramark Services, Inc. 5% 2/1/28 (d)	8,560,000	8,495,800
ASGN, Inc. 4.625% 5/15/28 (d)	2,280,000	2,277,720
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	1,461,000	1,402,838
4.625% 6/1/28 (d)	3,979,000	3,761,070
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	9,795,000	9,613,107
4% 7/1/29 (d)	690,000	681,375
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	8,652,000	8,132,880
CoreCivic, Inc.:
4.75% 10/15/27	1,980,000	1,773,130
8.25% 4/15/26	8,520,000	8,903,400
Fair Isaac Corp. 4% 6/15/28 (d)	2,035,000	2,014,650
Gartner, Inc.:
3.625% 6/15/29 (d)	985,000	955,450
3.75% 10/1/30 (d)	1,600,000	1,552,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	9,121,000	9,336,484
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	5,185,000	5,165,556
PowerTeam Services LLC 9.033% 12/4/25 (d)	840,000	858,900
Service Corp. International:
4% 5/15/31	2,505,000	2,426,850
5.125% 6/1/29	2,272,000	2,379,920
Sotheby's 7.375% 10/15/27 (d)	7,700,000	7,999,761
The GEO Group, Inc. 6% 4/15/26	2,110,000	1,735,475
TriNet Group, Inc. 3.5% 3/1/29 (d)	3,950,000	3,750,999
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	5,967,000	6,041,588
		105,889,912
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	1,640,000	1,627,700
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	2,955,000	2,925,095
		4,552,795
Super Retail - 1.4%
Bath & Body Works, Inc.:
5.25% 2/1/28	400,000	420,000
6.625% 10/1/30 (d)	610,000	654,646
6.694% 1/15/27	1,430,000	1,605,175
Carvana Co.:
4.875% 9/1/29 (d)	985,000	875,557
5.5% 4/15/27 (d)	2,175,000	2,025,795
5.625% 10/1/25 (d)	2,500,000	2,371,825
5.875% 10/1/28 (d)	550,000	516,995
EG Global Finance PLC:
6.75% 2/7/25 (d)	3,560,000	3,547,985
8.5% 10/30/25 (d)	6,085,000	6,169,125
Levi Strauss & Co. 3.5% 3/1/31 (d)	2,235,000	2,157,803
Wolverine World Wide, Inc. 4% 8/15/29 (d)	3,250,000	3,122,031
		23,466,937
Technology - 5.8%
Acuris Finance U.S. 5% 5/1/28 (d)	6,070,000	5,804,438
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	3,220,000	3,040,614
6.125% 12/1/28 (d)	4,250,000	4,127,813
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	4,235,000	4,062,127
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,230,000	1,173,359
4.875% 7/1/29 (d)	1,160,000	1,104,900
CommScope, Inc.:
4.75% 9/1/29 (d)	1,415,000	1,355,471
6% 3/1/26 (d)	3,920,000	3,969,943
7.125% 7/1/28 (d)	2,505,000	2,335,913
8.25% 3/1/27 (d)	770,000	753,353
Elastic NV 4.125% 7/15/29 (d)	4,035,000	3,772,725
Gartner, Inc. 4.5% 7/1/28 (d)	2,505,000	2,553,146
II-VI, Inc. 5% 12/15/29 (d)	4,350,000	4,341,518
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	5,595,000	5,622,975
MicroStrategy, Inc. 6.125% 6/15/28 (d)	2,350,000	2,244,250
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	2,385,000	2,589,776
onsemi 3.875% 9/1/28 (d)	1,875,000	1,863,229
Open Text Corp.:
3.875% 2/15/28 (d)	2,815,000	2,758,644
3.875% 12/1/29 (d)	4,370,000	4,196,861
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	3,210,000	2,995,604
5.375% 12/1/28 (d)	21,145,000	19,717,713
Roblox Corp. 3.875% 5/1/30 (d)	4,200,000	4,063,500
Sensata Technologies BV 4% 4/15/29 (d)	1,740,000	1,709,933
TTM Technologies, Inc. 4% 3/1/29 (d)	7,385,000	7,057,328
Twilio, Inc. 3.875% 3/15/31	1,270,000	1,216,025
		94,431,158
Telecommunications - 10.9%
Altice Financing SA:
5% 1/15/28 (d)	6,530,000	6,074,728
5.75% 8/15/29 (d)	15,000,000	14,013,225
Altice France Holding SA 6% 2/15/28 (d)	7,170,000	6,542,625
Altice France SA:
5.125% 1/15/29 (d)	7,210,000	6,705,300
5.125% 7/15/29 (d)	6,050,000	5,601,695
5.5% 1/15/28 (d)	8,350,000	7,965,065
5.5% 10/15/29 (d)	6,400,000	6,065,216
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	22,054,000	22,908,593
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	765,000	717,310
5.625% 9/15/28 (d)	605,000	577,466
Consolidated Communications, Inc. 5% 10/1/28 (d)	930,000	901,124
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	7,905,000	7,825,950
5.875% 10/15/27 (d)	3,130,000	3,222,961
5.875% 11/1/29	3,685,000	3,547,955
6% 1/15/30 (d)	2,115,000	2,041,398
6.75% 5/1/29 (d)	3,940,000	3,949,850
Intelsat Jackson Holdings SA 6.5% 1/27/30 (c)(d)	3,350,000	3,350,000
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	565,000	514,150
4.25% 7/1/28 (d)	6,130,000	5,848,330
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	8,430,000	7,725,083
5.125% 12/15/26 (d)	7,605,000	7,656,030
6.875% 1/15/28	260,000	278,200
Millicom International Cellular SA 4.5% 4/27/31 (d)	2,550,000	2,471,524
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	560,000	526,568
Sable International Finance Ltd. 5.75% 9/7/27 (d)	748,000	762,960
SBA Communications Corp. 3.125% 2/1/29	1,630,000	1,519,079
Sprint Capital Corp.:
6.875% 11/15/28	3,535,000	4,204,883
8.75% 3/15/32	7,100,000	9,886,750
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	2,986,520
7.2% 7/18/36	1,449,000	1,535,940
7.721% 6/4/38	400,000	433,820
Uniti Group, Inc.:
6% 1/15/30 (d)	7,010,000	6,414,150
7.875% 2/15/25 (d)	2,770,000	2,884,955
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	3,280,000	3,116,033
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	3,745,000	3,473,488
Windstream Escrow LLC 7.75% 8/15/28 (d)	9,420,000	9,499,599
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	2,600,000	2,454,946
6.125% 3/1/28 (d)	1,755,000	1,655,667
		177,859,136
Textiles/Apparel - 0.4%
Foot Locker, Inc. 4% 10/1/29 (d)	5,860,000	5,650,681
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	580,000	556,075
		6,206,756
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	1,020,000	1,042,950
Seaspan Corp. 5.5% 8/1/29 (d)	5,595,000	5,533,343
		6,576,293
Utilities - 3.4%
Clearway Energy Operating LLC 3.75% 2/15/31 (d)	1,750,000	1,647,573
DCP Midstream Operating LP 5.125% 5/15/29	614,000	650,840
Global Partners LP/GLP Finance Corp. 7% 8/1/27	4,632,000	4,782,540
InterGen NV 7% 6/30/23 (d)	10,532,000	10,321,360
NRG Energy, Inc.:
3.375% 2/15/29 (d)	2,610,000	2,411,027
3.625% 2/15/31 (d)	1,390,000	1,289,225
5.25% 6/15/29 (d)	3,365,000	3,462,585
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	1,792,124	1,899,652
PG&E Corp.:
5% 7/1/28	4,670,000	4,670,000
5.25% 7/1/30	7,980,000	7,911,611
Pike Corp. 5.5% 9/1/28 (d)	10,577,000	10,339,018
Vistra Operations Co. LLC:
5% 7/31/27 (d)	3,349,000	3,375,457
5.625% 2/15/27 (d)	2,465,000	2,514,374
		55,275,262
TOTAL NONCONVERTIBLE BONDS		1,439,326,008
TOTAL CORPORATE BONDS (Cost $1,495,594,553)		1,458,220,417

Common Stocks - 3.7%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (g)	105,200	1,516,984
Energy - 0.9%
California Resources Corp. warrants 10/27/24 (g)	2,871	43,065
Jonah Energy Parent LLC (c)(g)	148,945	9,569,716
Mesquite Energy, Inc. (c)(g)	149,356	5,373,839
TOTAL ENERGY		14,986,620
Food & Drug Retail - 2.6%
Southeastern Grocers, Inc. (b)(c)(g)	1,888,443	43,113,124
Gaming - 0.1%
Caesars Entertainment, Inc. (g)	14,469	1,101,670
Metals/Mining - 0.0%
Elah Holdings, Inc. (g)	333	26,973
Telecommunications - 0.0%
GTT Communications, Inc. rights (c)(g)	160,059	160,059
TOTAL COMMON STOCKS (Cost $21,078,043)		60,905,430

Bank Loan Obligations - 4.1%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (h)(i)(j)	4,496,997	1,823,173
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (h)(i)(j)	2,159,574	2,145,688
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(h)(i)(j)	2,754,425	2,706,223
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (h)(i)(j)	2,545,000	2,540,241
TOTAL CHEMICALS		5,246,464
Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (h)(i)(j)	1,640,877	1,616,264
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (h)(i)(j)	2,394,935	2,386,505
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (h)(i)(j)	1,607,474	1,601,816
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(i)(j)(k)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(i)(j)(k)	1,217,000	0
TOTAL ENERGY		3,988,321
Gaming - 0.6%
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (h)(i)(j)	9,325,276	9,350,548
Healthcare - 0.6%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (h)(i)(j)	129,671	129,671
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (h)(i)(j)	6,932,481	6,934,630
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (h)(i)(j)	2,153,578	2,123,622
TOTAL HEALTHCARE		9,187,923
Insurance - 0.3%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.017% 4/25/25 (h)(i)(j)	4,422,104	4,370,056
Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (h)(i)(j)	5,135,000	5,109,325
Services - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (h)(i)(j)	130,000	131,300
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (i)(j)(k)	72,836	72,609
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (i)(j)(k)	464,328	462,880
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (i)(j)(k)	72,836	72,609
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (h)(i)(j)	1,401,488	1,397,045
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (h)(i)(j)	225,000	226,055
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (h)(i)(j)	2,270,000	2,267,163
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (h)(i)(j)	251,624	250,472
TOTAL SERVICES		4,880,133
Technology - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (h)(i)(j)	1,005,469	1,004,966
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 4/4/26 (h)(i)(j)	1,625,842	1,596,040
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (h)(i)(j)	1,343,233	1,329,237
TOTAL TECHNOLOGY		3,930,243
Telecommunications - 0.8%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (h)(i)(j)	6,203,519	5,322,620
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (i)(j)(l)	4,993,729	4,993,729
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.863% 4/30/27 (h)(i)(j)	2,471,325	2,459,586
TOTAL TELECOMMUNICATIONS		12,775,935
Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (h)(i)(j)	1,640,835	1,608,019
TOTAL BANK LOAN OBLIGATIONS (Cost $69,006,436)		66,032,092

Fixed-Income Funds - 0.8%
	Shares	Value ($)
Fidelity Direct Lending Fund, LP (b)(c)(m)	233,825	2,338,246
iShares iBoxx $ High Yield Corporate Bond ETF (n)	117,000	9,909,900
TOTAL FIXED-INCOME FUNDS (Cost $12,526,091)		12,248,146

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (o)	34,280,042	34,286,898
Fidelity Securities Lending Cash Central Fund 0.08% (o)(p)	10,110,839	10,111,850
TOTAL MONEY MARKET FUNDS (Cost $44,398,748)		44,398,748

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,642,603,871)	1,641,804,833
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(10,670,867)
NET ASSETS - 100.0%	1,631,133,966

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,900,437 or 3.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,223,855,584 or 75.0% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Non-income producing
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $832,288 and $832,288, respectively.

(m)	Affiliated Fund
(n)	Security or a portion of the security is on loan at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 1/31/22	2,338,246
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,028,327
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,175,827
Southeastern Grocers, Inc.	6/01/18	13,283,234

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	23,827,446	418,767,298	408,307,846	18,328	-	-	34,286,898	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	-	10,374,875	263,025	12,603	-	-	10,111,850	0.0%
Total	23,827,446	429,142,173	408,570,871	30,931	-	-	44,398,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	2,338,246	-	6,289	-	-	2,338,246
	-	2,338,246	-	6,289	-	-	2,338,246

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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